Obligations for pension and similar liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Post Employment Plans, Beginning balance	R$ 24,106,720	R$ 26,503,960	R$ 28,681,417
Other Similar Obligations, Beginning balance	4,588,664	5,123,868	5,918,026
Post Employment Plans, Costs of current services	(911)	1,432	1,799
Other Similar Obligations, Cost of current services	4,903	5,015	6,820
Post Employment Plans, Interest cost	2,188,015	2,175,565	1,971,031
Other Similar Obligations, Interest cost	429,103	427,484	417,536
Post Employment Plans, Paid benefits	(2,487,932)	(3,269,089)	(2,159,866)
Other Similar Obligations, Paid benefits	(448,912)	(398,149)	(373,341)
Post Employment Plans, Actuarial losses (gains)	2,433,313	(1,347,974)	(1,992,512)
Other Similar Obligations, Actuarial losses (gains)	556,575	(569,554)	(845,173)
Post Employment Plans, Others	2,345	42,826	2,091
Post Employment Plans, Ending balance	26,241,550	24,106,720	26,503,960
Other Similar Obligations, Ending balance	5,130,333	4,588,664	5,123,868
Post Employment Plans, Fair value of plan assets	27,328,362	27,316,715	28,321,826
Other Similar Obligations, Fair value of plan assets	5,570,353	4,945,407	5,096,262
Post Employment Plans, Unrecognized assets	(2,649,505)	(4,141,741)	(3,645,083)
Other Similar Obligations, Unrecognized assets	(1,082,010)	(907,430)	(585,495)
Post Employment Plans, Provisions net	1,562,694	931,746	1,827,217
Other Similar Obligations, Provisions net	641,990	550,687	613,101
Total provisions for pension plans, net	2,204,684	1,482,433	2,440,318
Actuarial provisions	2,543,504	1,775,202	2,728,126
Actuarial assets	338,820	292,770	287,808
Post Employment Plans, Plan Experience	(585,676)	(739,281)	(2,640,120)
Other Similar Obligations, Plan Experience	(171,107)	(10,858)	(290,878)
Post Employment Plans, Changes in Financial Assumptions	(1,652,752)	2,087,825	4,632,632
Other Similar Obligations, Changes in Financial Assumptions	(419,306)	580,286	1,136,497
Post Employment Plans, Changes in Demographic Assumptions	(178,125)	(174)
Other Similar Obligations, Changes in Demographic Assumptions	33,838	126	(446)
Post Employment Plans, Actuarial Gain (Loss) - Obligation	(2,416,553)	1,348,370	1,992,512
Other Similar Obligations, Actuarial Gain (Loss) - Obligation	(556,575)	569,554	845,173
Post Employment Plans, Return on Investments Different from the Return Implicit in the Discount Rate	(127,052)	(962,916)	(791,317)
Other Similar Obligations, Return on Investments Different from the Return Implicit in the Discount Rate	387,599	(403,979)	(521,100)
Post Employment Plans, Gain (Loss) Actuarial - Asset	(127,052)	(962,916)	(791,317)
Post Employment Plans, Changes in Surplus Irrecoverable Deficit	1,801,693	(82,891)	(630,255)
Other Similar Obligations, Changes in Surplus Irrecoverable Deficit	(89,852)	(254,205)	(313,984)
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	(99,752)	(950,298)	(791,317)
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	R$ 387,599	R$ (399,946)	R$ (521,100)